SEGMENT INFORMATION - Segment Revenues and Profit, Assets and Capital Expenditures, Depreciation & Amortization of Intangible Assets & Asset Impairments (Details) - USD ($) $ in Millions				12 Months Ended
	Jun. 08, 2021	May 26, 2020	Mar. 08, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment reporting information
Revenues				$ 8,434	$ 8,027	$ 8,601
Operating income (loss)				450	676	(203)
Amortization of intangible assets				(1,375)	(1,645)	(1,897)
Goodwill impairments				(469)	0	0
Asset impairments, including loss on assets held for sale				(234)	(114)	(75)
Restructuring, integration, separation and IPO costs				(50)	(22)	(31)
Other expense, net				(373)	(502)	(1,426)
Interest income				7	13	12
Interest expense				(1,426)	(1,534)	(1,612)
Loss on extinguishment of debt	$ (38)	$ (27)	$ (8)	(62)	(59)	(42)
Foreign exchange and other				7	(30)	8
Loss before benefit from income taxes				(1,024)	(934)	(1,837)
Capital expenditures:
Total capital expenditures				269	302	270
Bausch + Lomb
Segment reporting information
Revenues				3,765	3,415	3,778
Salix
Segment reporting information
Revenues				2,074	1,904	2,022
International
Segment reporting information
Revenues				1,166	1,181	1,154
Solta Medical
Segment reporting information
Revenues				308	253	194
Diversified Products
Segment reporting information
Revenues				1,121	1,274	1,453
Operating Segments
Segment reporting information
Revenues				8,434	8,027	8,601
Operating income (loss)				3,743	3,578	3,835
Capital expenditures:
Total capital expenditures				227	289	230
Operating Segments | Bausch + Lomb
Segment reporting information
Revenues				3,765	3,415	3,778
Operating income (loss)				958	909	1,117
Capital expenditures:
Total capital expenditures				201	253	186
Operating Segments | Salix
Segment reporting information
Revenues				2,074	1,904	2,022
Operating income (loss)				1,493	1,338	1,349
Capital expenditures:
Total capital expenditures				2	3	2
Operating Segments | International
Segment reporting information
Revenues				1,166	1,181	1,154
Operating income (loss)				403	386	352
Capital expenditures:
Total capital expenditures				22	29	39
Operating Segments | Solta Medical
Segment reporting information
Revenues				308	253	194
Operating income (loss)				167	131	84
Capital expenditures:
Total capital expenditures				1	2	1
Operating Segments | Diversified Products
Segment reporting information
Revenues				1,121	1,274	1,453
Operating income (loss)				722	814	933
Capital expenditures:
Total capital expenditures				1	2	2
Corporate
Segment reporting information
Operating income (loss)				(792)	(619)	(609)
Capital expenditures:
Total capital expenditures				$ 42	$ 13	$ 40